Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's outstanding debt
Total Debt	$ 3,559,041	$ 6,730,861
Long-term Debt	873,106	0
Total Debt due within one year	2,685,935	6,730,861	7,300,000
12.5% Promissory Notes due June 2012 [Member]
Company's outstanding debt
Total Debt	0	6,730,861
12.5% Convertible Notes due September 2013 [Member]
Company's outstanding debt
Total Debt	$ 3,559,041	$ 0